COMMITMENTS & CONTINGENCIES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014 Loan	Dec. 31, 2013
Originate variable rate loans
Commitments and Contingencies [Line Items]
Number of outstanding commitments	3
Interest rate, minimum	2.50%
Interest rate, maximum	3.75%
Outstanding commitments	$ 569,000
Originate fixed-rate loans
Commitments and Contingencies [Line Items]
Number of outstanding commitments	12
Interest rate, minimum	3.00%
Interest rate, maximum	4.63%
Outstanding commitments	1,200,000
Unused lines of credit under home equity loans
Commitments and Contingencies [Line Items]
Outstanding commitments	$ 27,400,000	$ 27,600,000